SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Asset retirement costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Activity of the asset retirement obligation liability
Asset retirement obligations at beginning of the period	¥ 9,305	¥ 5,775	¥ 2,221
Additions	7,394	2,942	3,299
Accretion expense	949	588	255
Asset retirement obligations at end of the period	¥ 17,648	¥ 9,305	¥ 5,775